Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (152,641)	$ (194,192)
Other comprehensive (loss) income:
Change in fair value of derivative financial instruments, net of tax	(360)	55
Reclassification of losses on derivative financial instruments included in net loss	222	108
Foreign currency translation adjustment	78	(105)
Total other comprehensive (loss) income	(60)	58
Total comprehensive loss	$ (152,701)	$ (194,134)